Tarkio Fund
Investment Objective
The Tarkio Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tarkio Fund
Management Fees	[1]	0.75%
Distribution Fees/Service (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses	[1]	1.00%
[1]	Management Fees have been restated to reflect the Board of Trustees' approval on July 30, 2013 of an amended Investment Advisory Agreement that reduced the management fee to 0.75%. Prior that that time, the management fee under the Investment Advisory Agreement was 0.85%.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Tarkio Fund	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the fiscal year ended May 31, 2013, the Fund’s portfolio turnover rate was 11.09% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The guiding principle of the Tarkio Fund is the belief that a long-term investor in common stock is a partner in the business that they invest.  Front Street Capital Management, Inc. (the “Adviser”) pursues long-term capital appreciation for its shareholders with a disciplined bottom up, fundamental approach to identify attractive equity investments based on quality and price.

Quality companies are defined by the Adviser as enterprises run by a management focused on creating long-term value in the business. The Adviser’s qualitative review of a company is substantially focused on culture, and includes an analysis of corporate integrity, capital allocation and long-term focus of management. The review includes but is not limited to ongoing analysis of publicly available information documenting management actions (with regard to integrity) and capital allocation (investing) decisions. The Advisor values integrity, capital allocation and long term focus both historically, and on an ongoing basis by living with the company, as a partner in the business that they operate.

Once companies are identified, the Adviser attempts to find opportunities to purchase their stocks at prices that represent a fair value for the long-term owner.

The Fund, under normal market conditions, invests primarily in common stock of U.S. companies that are selected for their long-term appreciation potential.  To a significantly lesser extent, the Fund may invest in fixed income securities (including debt securities that could be viewed as “junk bonds”) and securities of foreign issuers, including issuers in emerging markets using the same fundamental research approach based on quality and price.  In addition, the Fund may invest in other investment companies, such as money market funds and exchange-traded funds (“ETFs”), for cash management and other purposes, including to gain exposure to certain sectors of securities that are represented by ownership in ETFs.  The Adviser limits to 5% the Fund’s total assets that may be invested in ETFs.

The Fund generally will not engage in frequent trading of portfolio securities.

The Adviser sells or reduces the Fund's position in a security when the facts or the analysis surrounding the reason to originally put the security in the Fund's portfolio have changed.

The Principal Risks of Investing in the Fund

Risks in General.  Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies.  The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Investing in Foreign Securities.  Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.  The considerations noted above generally are intensified for investments in emerging markets.

Risks of Fixed Income Securities.  Investing in fixed income securities subjects the Fund to interest rate risk and credit risk.  Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline.  Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. Fixed income securities also face interest rate risk and duration risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall.  The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities.  Junk bonds have more credit risk than investment grade bonds.

Investment Company Securities Risks.  The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange traded funds (ETFs), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. Some of the underlying funds, including the ETFs, will invest in equity securities which are generally affected by movements in the equity and stock markets.  The Fund, through its investments in underlying funds (including the ETFs), may be exposed to various fixed income risks, including credit risk that the issuer of the security may not be able to make payments when due.

Risks of Non-Diversification.  The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

New Fund / Adviser Risk.  The Fund was recently formed.   Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such liquidation could have negative tax consequences.  In addition, the Adviser is newly organized and has not previously managed a mutual fund.

Management Risks.  The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare to those of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.tarkiofund.com.

Year by Year Return as of December 31st

For the periods included in the bar chart: Best Quarter 23.35% 1st Quarter, 2012 Worst Quarter -10.33% 2nd Quarter, 2012 The year to date return as of June 30, 2013 was 8.27%.
Average Annual Total Return as of December 31, 2012
Average Annual Total Returns	1 Year	Since Inception
Tarkio Fund -Comparison Index- S&P 500 Index	16.00%	8.93%	[1]
Tarkio Fund	21.17%	(0.18%)	[1]
Tarkio Fund Return After Taxes on Distribution	20.90%	(0.33%)	[1]
Tarkio Fund Return After Taxes on Distribution and Sale of Fund Shares	17.79%	(0.24%)	[1]
[1]	The Tarkio Fund Inception Date is June 28, 2011.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.